Earnings per Common Share - Narrative (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Common stock shares issued	75,397,241	75,397,241
Stock Options
Antidilutive securities excluded from computation of earnings per share, amount	131,622	66,174
Restricted Stock
Antidilutive securities excluded from computation of earnings per share, amount	106,760	53,676